UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 18.5%
Consumer Discretionary 1.2%
CBS Corp., 5.75%, 4/15/2020	200,000	222,142
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	90,000	104,516
Comcast Corp.:
5.7%, 5/15/2018	225,000	257,540
5.85%, 11/15/2015	50,000	57,944
6.4%, 5/15/2038	225,000	248,842
6.45%, 3/15/2037	170,000	188,849
6.95%, 8/15/2037	150,000	175,888
Cox Communications, Inc., 7.125%, 10/1/2012	100,000	110,709
DirecTV Holdings LLC:
3.55%, 3/15/2015	150,000	155,706
5.875%, 10/1/2019	100,000	113,499
6.375%, 6/15/2015	40,000	41,400
Hasbro, Inc., 6.35%, 3/15/2040	100,000	102,839
Home Depot, Inc., 5.4%, 3/1/2016	300,000	341,575
Johnson Controls, Inc., 5.0%, 3/30/2020	150,000	164,850
Lowe's Companies, Inc., 5.0%, 10/15/2015	125,000	143,915
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	175,000	211,829
Series I, 6.3%, 10/15/2037	75,000	93,390
McGraw-Hill Companies, Inc., 5.9%, 11/15/2017	50,000	56,479
NBC Universal, Inc., 144A, 3.65%, 4/30/2015	300,000	316,667
News America Holdings, Inc., 9.25%, 2/1/2013	100,000	116,771
News America, Inc.:
6.4%, 12/15/2035	50,000	55,449
6.65%, 11/15/2037	100,000	115,029
6.9%, 3/1/2019	100,000	122,305
6.9%, 8/15/2039	50,000	58,922
Nordstrom, Inc., 6.25%, 1/15/2018	150,000	175,134
R.R. Donnelley & Sons Co., 5.5%, 5/15/2015	25,000	26,263
Target Corp.:
5.375%, 5/1/2017	200,000	233,071
5.875%, 3/1/2012	100,000	106,856
7.0%, 1/15/2038	75,000	96,711
TCI Communications, Inc., 7.125%, 2/15/2028	100,000	114,487
Time Warner Cable, Inc.:
5.85%, 5/1/2017	450,000	513,096
6.75%, 6/15/2039	225,000	259,641
8.75%, 2/14/2019	125,000	165,074
Time Warner, Inc.:
4.875%, 3/15/2020	100,000	108,487
5.875%, 11/15/2016	350,000	407,554
6.625%, 5/15/2029	10,000	11,327
6.95%, 1/15/2028	30,000	34,889
7.7%, 5/1/2032	25,000	31,241
VF Corp., 6.45%, 11/1/2037	20,000	24,310
Viacom, Inc.:
6.25%, 4/30/2016	25,000	29,324
6.875%, 4/30/2036	100,000	117,398
Walt Disney Co.:
Series B, 5.875%, 12/15/2017	50,000	60,952
6.2%, 6/20/2014	75,000	88,811
Series B, 6.375%, 3/1/2012	25,000	26,977
Whirlpool Corp., 5.5%, 3/1/2013	100,000	107,278
Yum! Brands, Inc., 6.25%, 4/15/2016	50,000	58,850

		6,374,786
Consumer Staples 1.7%
Altria Group, Inc.:
9.25%, 8/6/2019	125,000	167,558
9.7%, 11/10/2018	100,000	135,360
10.2%, 2/6/2039	200,000	295,580
Anheuser-Busch Companies, Inc.:
4.95%, 1/15/2014	100,000	108,921
5.5%, 1/15/2018	25,000	28,375
5.95%, 1/15/2033	50,000	54,699
Anheuser-Busch InBev Worldwide, Inc.:
4.125%, 1/15/2015	200,000	215,292
5.375%, 1/15/2020	300,000	338,637
Bottling Group LLC:
5.0%, 11/15/2013	50,000	55,963
5.5%, 4/1/2016	50,000	58,966
Coca-Cola Co., 4.875%, 3/15/2019	150,000	172,288
Coca-Cola Enterprises, Inc.:
6.75%, 9/15/2028	50,000	63,677
7.375%, 3/3/2014	100,000	120,208
8.5%, 2/1/2022	75,000	106,841
ConAgra Foods, Inc.:
7.0%, 4/15/2019	50,000	62,387
7.125%, 10/1/2026	100,000	121,217
Costco Wholesale Corp., 5.5%, 3/15/2017	125,000	148,482
CVS Caremark Corp.:
5.75%, 6/1/2017	300,000	344,275
6.25%, 6/1/2027	100,000	114,009
Diageo Capital PLC:
5.125%, 1/30/2012	25,000	26,396
5.75%, 10/23/2017	200,000	236,041
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	100,000	123,724
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	20,000	23,119
Fortune Brands, Inc.:
4.875%, 12/1/2013	50,000	53,772
5.375%, 1/15/2016	100,000	109,618
General Mills, Inc.:
5.2%, 3/17/2015	225,000	257,468
5.7%, 2/15/2017	50,000	59,032
6.0%, 2/15/2012	48,000	51,196
Kellogg Co.:
4.15%, 11/15/2019	150,000	162,786
5.125%, 12/3/2012	50,000	54,325
Series B, 7.45%, 4/1/2031	50,000	67,800
Kimberly-Clark Corp.:
5.625%, 2/15/2012	50,000	53,154
6.625%, 8/1/2037	150,000	195,130
Kraft Foods, Inc.:
5.625%, 11/1/2011	50,000	52,513
6.125%, 2/1/2018	750,000	884,254
6.25%, 6/1/2012	40,000	43,464
6.5%, 8/11/2017	100,000	119,806

Kroger Co.:
3.9%, 10/1/2015	100,000	108,529
5.5%, 2/1/2013	75,000	81,860
8.0%, 9/15/2029	50,000	66,231
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	50,000	54,992
5.9%, 11/1/2039	25,000	28,178
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	32,989
PepsiCo, Inc.:
3.1%, 1/15/2015	150,000	159,842
4.5%, 1/15/2020	300,000	334,501
4.65%, 2/15/2013	100,000	108,985
5.0%, 6/1/2018	100,000	115,172
Philip Morris International, Inc.:
4.875%, 5/16/2013	300,000	329,342
5.65%, 5/16/2018	150,000	175,621
6.375%, 5/16/2038	25,000	30,810
Procter & Gamble Co.:
4.7%, 2/15/2019	200,000	227,606
4.85%, 12/15/2015	150,000	173,076
Reynolds American, Inc., 7.625%, 6/1/2016	75,000	87,980
Safeway, Inc., 5.0%, 8/15/2019	100,000	109,840
Sara Lee Corp., 3.875%, 6/15/2013	100,000	106,232
Sysco Corp., 6.625%, 3/17/2039	50,000	64,171
Wal-Mart Stores, Inc.:
2.875%, 4/1/2015	400,000	423,346
4.25%, 4/15/2013	50,000	54,252
5.25%, 9/1/2035	300,000	321,244
5.875%, 4/5/2027	50,000	58,748
6.2%, 4/15/2038	100,000	120,565
Walgreen Co., 5.25%, 1/15/2019	150,000	174,331

		8,834,776
Energy 1.6%
Alabama Power Co., 5.7%, 2/15/2033	50,000	55,846
Alberta Energy Co., Ltd., 7.375%, 11/1/2031	50,000	60,981
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	100,000	109,193
6.2%, 3/15/2040	100,000	97,488
Apache Corp., 6.0%, 1/15/2037	100,000	113,413
Buckeye Partners LP, 6.05%, 1/15/2018	50,000	56,379
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	62,574
Canadian Natural Resources Ltd.:
5.45%, 10/1/2012	25,000	26,921
5.7%, 5/15/2017	350,000	402,720
6.25%, 3/15/2038	25,000	28,741
Cenovus Energy, Inc., 4.5%, 9/15/2014	200,000	220,174
Chevron Corp., 4.95%, 3/3/2019	300,000	348,764
Conoco, Inc., 6.95%, 4/15/2029	150,000	192,751
ConocoPhillips:
4.6%, 1/15/2015	200,000	224,620
5.75%, 2/1/2019	100,000	119,952
6.5%, 2/1/2039	200,000	250,512
DCP Midstream LLC, 8.125%, 8/16/2030	25,000	31,496
Devon Energy Corp., 6.3%, 1/15/2019	50,000	60,503
El Paso Natural Gas Co., 5.95%, 4/15/2017	150,000	165,146
EnCana Corp.:
4.75%, 10/15/2013	50,000	54,423
5.9%, 12/1/2017	150,000	175,116
Energy Transfer Partners LP:
6.125%, 2/15/2017	25,000	27,734
6.625%, 10/15/2036	25,000	27,010
9.0%, 4/15/2019	125,000	160,170
Enterprise Products Operating LLC:
5.25%, 1/31/2020	300,000	324,790
Series G, 5.6%, 10/15/2014	50,000	56,456
Series L, 6.3%, 9/15/2017	150,000	173,010
Series D, 6.875%, 3/1/2033	25,000	28,379
EOG Resources, Inc., 5.625%, 6/1/2019	200,000	235,297
Halliburton Co.:
5.9%, 9/15/2018	75,000	87,410
6.7%, 9/15/2038	75,000	93,027
7.45%, 9/15/2039	50,000	67,864
Hess Corp., 7.125%, 3/15/2033	25,000	30,645
Husky Energy, Inc., 5.9%, 6/15/2014	200,000	222,522
Kinder Morgan Energy Partners LP:
6.85%, 2/15/2020	125,000	149,024
6.95%, 1/15/2038	150,000	170,765
7.3%, 8/15/2033	50,000	58,024
7.4%, 3/15/2031	50,000	58,442
Marathon Global Funding Corp., 6.0%, 7/1/2012	150,000	161,684
Nexen, Inc.:
7.5%, 7/30/2039	150,000	184,308
7.875%, 3/15/2032	50,000	61,657
ONEOK Partners LP:
6.15%, 10/1/2016	75,000	86,719
8.625%, 3/1/2019	25,000	32,421
ONEOK, Inc., 5.2%, 6/15/2015	50,000	54,995
Petro-Canada:
5.95%, 5/15/2035	100,000	106,190
6.8%, 5/15/2038	100,000	118,537
Petroleos Mexicanos, 144A, 6.0%, 3/5/2020	300,000	331,500
Plains All American Pipeline LP:
5.75%, 1/15/2020	50,000	55,213
6.5%, 5/1/2018	100,000	115,423
Spectra Energy Capital LLC, 6.2%, 4/15/2018	300,000	350,844
Statoil ASA, 5.25%, 4/15/2019	200,000	232,216
Suncor Energy, Inc., 5.95%, 12/1/2034	50,000	53,067
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	50,000	54,870
6.2%, 10/15/2037	50,000	56,129
6.35%, 5/15/2067	25,000	23,375
6.5%, 8/15/2018	150,000	183,374
Transcontinental Gas Pipe Line Corp., Series B, 8.875%, 7/15/2012	25,000	28,026
Transocean, Inc.:
6.0%, 3/15/2018	50,000	53,180
6.8%, 3/15/2038	25,000	25,635
Union Pacific Resources Group, Inc., 7.5%, 10/15/2026	60,000	62,861
Valero Energy Corp.:
6.125%, 2/1/2020	200,000	217,981
6.625%, 6/15/2037	35,000	35,148
6.875%, 4/15/2012	50,000	53,702
7.5%, 4/15/2032	25,000	27,262
Weatherford International Ltd.:
5.5%, 2/15/2016	50,000	54,749
6.0%, 3/15/2018	200,000	220,601
Williams Companies, Inc., 8.75%, 3/15/2032	37,000	46,365
Williams Partners LP, 5.25%, 3/15/2020	300,000	326,122

XTO Energy, Inc.:
5.3%, 6/30/2015	50,000	58,255
6.25%, 4/15/2013	25,000	28,275
6.25%, 8/1/2017	100,000	124,002

		8,452,968
Financials 7.8%
ACE INA Holdings, Inc.:
5.7%, 2/15/2017	100,000	112,065
6.7%, 5/15/2036	50,000	61,035
Allstate Corp., 5.35%, 6/1/2033	50,000	50,698
Allstate Life Global Funding Trusts, 5.375%, 4/30/2013	200,000	221,021
American Express Co.:
4.875%, 7/15/2013	75,000	81,147
6.15%, 8/28/2017	175,000	201,478
7.0%, 3/19/2018	100,000	120,438
8.125%, 5/20/2019	175,000	225,996
American International Group, Inc.:
4.25%, 5/15/2013	100,000	103,250
5.05%, 10/1/2015	100,000	101,750
Series G, 5.85%, 1/16/2018	50,000	51,750
Ameriprise Financial, Inc., 5.3%, 3/15/2020	150,000	165,728
Apache Finance Canada Corp., 7.75%, 12/15/2029	25,000	33,157
Asian Development Bank, 4.5%, 9/4/2012	500,000	537,109
Assurant, Inc., 5.625%, 2/15/2014	25,000	26,683
AvalonBay Communities, Inc., 6.125%, 11/1/2012	16,000	17,461
AXA SA, 8.6%, 12/15/2030	50,000	57,807
Bank of America Corp.:
4.5%, 4/1/2015	350,000	367,236
4.75%, 8/1/2015	100,000	105,647
4.9%, 5/1/2013	100,000	106,787
5.125%, 11/15/2014	200,000	215,652
5.375%, 6/15/2014	130,000	140,322
5.625%, 10/14/2016	100,000	107,950
5.75%, 8/15/2016	100,000	107,415
5.75%, 12/1/2017	425,000	454,390
6.25%, 4/15/2012	150,000	159,951
Series L, 7.625%, 6/1/2019	100,000	118,585
Bank of America NA:
5.3%, 3/15/2017	250,000	257,303
6.0%, 10/15/2036	100,000	99,346
Bank of New York Mellon Corp.:
4.3%, 5/15/2014	100,000	109,797
Series G, 4.95%, 11/1/2012	25,000	27,114
5.45%, 5/15/2019	40,000	46,689
5.5%, 12/1/2017	50,000	55,959
Bank of Nova Scotia, 3.4%, 1/22/2015	400,000	427,251
Bank One Corp., 7.625%, 10/15/2026	50,000	62,015
Barclays Bank PLC:
5.125%, 1/8/2020	150,000	162,173
5.45%, 9/12/2012	200,000	216,629
6.75%, 5/22/2019	150,000	178,255
BB&T Capital Trust II, 6.75%, 6/7/2036	25,000	26,331
BB&T Corp., 5.2%, 12/23/2015	500,000	550,066
Bear Stearns Companies LLC:
5.3%, 10/30/2015	150,000	167,340
5.7%, 11/15/2014	100,000	112,754
7.25%, 2/1/2018	285,000	347,168
Berkshire Hathaway Finance Corp.:
4.625%, 10/15/2013	150,000	165,030
5.75%, 1/15/2040	200,000	220,749
Berkshire Hathaway, Inc., 3.2%, 2/11/2015	200,000	212,104
BHP Billiton Finance (USA) Ltd.:
5.4%, 3/29/2017	150,000	171,132
5.5%, 4/1/2014	50,000	56,262
6.5%, 4/1/2019	50,000	61,366
BlackRock, Inc., 3.5%, 12/10/2014	200,000	212,225
Boston Properties LP (REIT):
5.875%, 10/15/2019	100,000	111,730
6.25%, 1/15/2013	50,000	55,020
BP Capital Markets PLC, 4.75%, 3/10/2019	350,000	365,986
British Transco Finance, Inc., 6.625%, 6/1/2018	100,000	117,035
Bunge Ltd. Finance Corp., 5.35%, 4/15/2014	50,000	53,378
Capital One Financial Corp., 7.375%, 5/23/2014	250,000	291,838
Caterpillar Financial Services Corp.:
Series F, 4.75%, 2/17/2015	50,000	55,957
5.45%, 4/15/2018	100,000	115,928
6.125%, 2/17/2014	150,000	172,428
Charles Schwab Corp., 4.95%, 6/1/2014	50,000	55,550
Charter One Bank NA, 6.375%, 5/15/2012	10,000	10,598
China Development Bank Corp., 5.0%, 10/15/2015	50,000	56,130
Chubb Corp.:
6.0%, 11/15/2011	10,000	10,564
6.0%, 5/11/2037	75,000	86,206
Series 1, 6.5%, 5/15/2038	25,000	30,537
Citigroup, Inc.:
5.0%, 9/15/2014	375,000	389,490
5.125%, 5/5/2014	100,000	106,475
5.25%, 2/27/2012	50,000	52,518
5.3%, 1/7/2016	100,000	106,566
5.5%, 4/11/2013	450,000	482,779
5.5%, 2/15/2017	100,000	103,258
5.875%, 2/22/2033	100,000	95,738
6.0%, 8/15/2017	50,000	54,030
6.0%, 10/31/2033	100,000	96,469
6.125%, 11/21/2017	375,000	409,631
6.125%, 5/15/2018	100,000	109,101
6.5%, 8/19/2013	100,000	110,487
6.625%, 6/15/2032	75,000	77,507
8.125%, 7/15/2039	100,000	126,318
8.5%, 5/22/2019	100,000	123,634
Corp. Andina de Fomento:
5.2%, 5/21/2013	75,000	79,637
6.875%, 3/15/2012	10,000	10,791
Credit Suisse (USA), Inc.:
4.875%, 1/15/2015	300,000	331,218
5.125%, 8/15/2015	25,000	28,039
5.375%, 3/2/2016	50,000	56,503
6.125%, 11/15/2011	100,000	105,803
6.5%, 1/15/2012	150,000	160,483
7.125%, 7/15/2032	50,000	64,248
Credit Suisse AG, 5.4%, 1/14/2020	200,000	213,352
Credit Suisse New York:
5.0%, 5/15/2013	200,000	217,887
6.0%, 2/15/2018	100,000	110,437
Daimler Finance North America LLC, 6.5%, 11/15/2013	75,000	85,787
Deutsche Telekom International Finance BV:
5.75%, 3/23/2016	300,000	346,096
5.875%, 8/20/2013	100,000	111,700
Devon Financing Corp., ULC, 7.875%, 9/30/2031	50,000	66,962
Diageo Finance BV, 5.5%, 4/1/2013	50,000	55,177
Eksportfinans ASA, 5.0%, 2/14/2012	100,000	105,853
ERP Operating LP (REIT):
4.75%, 7/15/2020	200,000	208,057
6.625%, 3/15/2012	125,000	133,833
Export-Import Bank of Korea, 5.875%, 1/14/2015	300,000	335,281
Fifth Third Bancorp.:
4.5%, 6/1/2018	50,000	49,465
5.45%, 1/15/2017	25,000	26,227
8.25%, 3/1/2038	50,000	59,447
FleetBoston Financial Corp., 6.875%, 1/15/2028	45,000	48,549
General Electric Capital Corp.:
Series A, 3.75%, 11/14/2014	300,000	317,686
Series A, 4.875%, 3/4/2015	475,000	521,611
Series A, 5.0%, 1/8/2016	150,000	164,799
5.45%, 1/15/2013	450,000	489,416
5.5%, 1/8/2020	200,000	218,782
5.625%, 5/1/2018	500,000	554,988
Series A, 5.875%, 2/15/2012	200,000	213,169
5.875%, 1/14/2038	150,000	152,343
Series A, 6.15%, 8/7/2037	125,000	130,905
Series A, 6.75%, 3/15/2032	100,000	111,174
Genworth Financial, Inc., 5.75%, 6/15/2014	25,000	25,882
GlaxoSmithKline Capital, Inc.:
4.85%, 5/15/2013	100,000	109,987
5.65%, 5/15/2018	125,000	148,502
6.375%, 5/15/2038	125,000	155,383
H.J. Heinz Finance Co.:
6.0%, 3/15/2012	25,000	26,665
6.75%, 3/15/2032	50,000	59,654
Hartford Financial Services Group, Inc.:
4.625%, 7/15/2013	50,000	52,811
5.95%, 10/15/2036	25,000	22,934
HCP, Inc., (REIT), 6.0%, 1/30/2017	250,000	266,859
HSBC Bank USA NA:
4.625%, 4/1/2014	50,000	53,578
7.0%, 1/15/2039	50,000	60,197
HSBC Finance Corp.:
4.75%, 7/15/2013	50,000	53,250
5.0%, 6/30/2015	50,000	54,453
5.5%, 1/19/2016	100,000	109,824
6.375%, 10/15/2011	50,000	52,656
6.375%, 11/27/2012	50,000	54,686
7.0%, 5/15/2012	100,000	108,136
HSBC Holdings PLC:
5.25%, 12/12/2012	107,000	114,752
6.5%, 5/2/2036	200,000	222,669
Inter-American Development Bank:
1.625%, 7/15/2013	500,000	511,777
3.875%, 9/17/2019	500,000	552,324
International Finance Corp.:
3.0%, 4/22/2014	300,000	320,955
4.75%, 4/25/2012	50,000	53,046
Jefferies Group, Inc., 8.5%, 7/15/2019	100,000	116,111
John Deere Capital Corp.:
2.95%, 3/9/2015	150,000	158,448
4.9%, 9/9/2013	100,000	110,418
7.0%, 3/15/2012	100,000	108,761

JPMorgan Chase & Co.:
3.7%, 1/20/2015	300,000	316,898
4.75%, 5/1/2013	100,000	108,455
5.125%, 9/15/2014	350,000	383,752
6.0%, 1/15/2018	350,000	399,693
6.125%, 6/27/2017	50,000	56,591
6.3%, 4/23/2019	100,000	115,886
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	283,157
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	225,000	219,494
KeyBank NA:
5.45%, 3/3/2016	25,000	26,803
5.8%, 7/1/2014	350,000	381,604
Lincoln National Corp., 8.75%, 7/1/2019	400,000	514,544
M&T Bank Corp., 5.375%, 5/24/2012	25,000	26,467
Marsh & McLennan Companies, Inc.:
5.375%, 7/15/2014	50,000	54,001
5.75%, 9/15/2015	50,000	55,305
Mellon Funding Corp., 5.0%, 12/1/2014	50,000	55,870
Merrill Lynch & Co., Inc.:
5.0%, 2/3/2014	25,000	26,629
Series C, 5.0%, 1/15/2015	125,000	133,122
Series C, 5.45%, 2/5/2013	100,000	107,394
Series C, 6.05%, 8/15/2012	200,000	214,662
6.05%, 5/16/2016	50,000	53,220
6.22%, 9/15/2026	50,000	50,793
Series C, 6.4%, 8/28/2017	50,000	54,715
6.5%, 7/15/2018	50,000	54,689
MetLife, Inc.:
5.0%, 6/15/2015	175,000	194,215
6.125%, 12/1/2011	25,000	26,433
6.4%, 12/15/2036	25,000	23,375
6.75%, 6/1/2016	300,000	358,127
Morgan Stanley:
4.2%, 11/20/2014	100,000	103,672
4.75%, 4/1/2014	500,000	522,184
5.3%, 3/1/2013	100,000	107,693
5.45%, 1/9/2017	100,000	105,461
Series F, 5.55%, 4/27/2017	300,000	317,894
Series F, 5.625%, 9/23/2019	300,000	312,345
Series F, 6.0%, 4/28/2015	450,000	494,745
6.6%, 4/1/2012	100,000	107,542
7.3%, 5/13/2019	125,000	143,773
National City Corp., 4.9%, 1/15/2015	100,000	110,284
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	100,000	133,714
Nationwide Financial Services, 5.9%, 7/1/2012	25,000	26,454
NiSource Finance Corp.:
5.25%, 9/15/2017	75,000	82,023
5.45%, 9/15/2020	75,000	81,288
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	175,547
Novartis Capital Corp., 4.4%, 4/24/2020	150,000	166,578
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	300,000	344,438
Petrobras International Finance Co., 5.75%, 1/20/2020	250,000	276,761
PNC Funding Corp.:
4.25%, 9/21/2015	150,000	161,596
6.7%, 6/10/2019	100,000	118,261
Principal Financial Group, Inc., 6.05%, 10/15/2036	300,000	310,004
Principal Life Income Funding Trust, 5.1%, 4/15/2014	25,000	27,270
ProLogis, (REIT), 5.75%, 4/1/2016	325,000	320,849

Protective Life Corp.:
7.375%, 10/15/2019	50,000	56,283
8.45%, 10/15/2039	50,000	54,815
Prudential Financial, Inc.:
Series D, 3.875%, 1/14/2015	100,000	105,052
Series B, 5.1%, 9/20/2014	100,000	109,309
Series B, 5.75%, 7/15/2033	25,000	25,284
Series D, 6.625%, 12/1/2037	50,000	56,345
7.375%, 6/15/2019	100,000	121,815
Rio Tinto Finance (USA) Ltd., 9.0%, 5/1/2019	200,000	279,096
Royal Bank of Scotland Group PLC, 5.05%, 1/8/2015	100,000	100,193
Royal Bank of Scotland PLC, 4.875%, 3/16/2015	350,000	368,225
Shell International Finance BV:
4.3%, 9/22/2019	200,000	219,361
6.375%, 12/15/2038	350,000	443,762
Simon Property Group LP (REIT):
5.1%, 6/15/2015	50,000	55,465
5.25%, 12/1/2016	100,000	111,784
6.125%, 5/30/2018	130,000	150,857
SLM Corp., Series A, 5.0%, 10/1/2013	25,000	24,500
State Street Corp., 4.3%, 5/30/2014	100,000	109,939
Swiss Re Solutions Holding Corp., 6.45%, 3/1/2019	150,000	164,096
Telecom Italia Capital SA:
5.25%, 10/1/2015	175,000	188,849
6.375%, 11/15/2033	75,000	73,986
7.721%, 6/4/2038	100,000	112,929
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	275,000	297,704
5.15%, 1/15/2014	100,000	108,548
5.35%, 1/15/2016	125,000	137,427
5.375%, 3/15/2020	100,000	105,401
5.625%, 1/15/2017	25,000	26,474
5.95%, 1/18/2018	50,000	54,916
6.0%, 5/1/2014	400,000	446,261
6.125%, 2/15/2033	50,000	54,396
6.15%, 4/1/2018	250,000	277,303
6.25%, 9/1/2017	200,000	224,159
6.6%, 1/15/2012	100,000	106,578
6.75%, 10/1/2037	400,000	415,770
The Travelers Companies, Inc.:
6.25%, 6/15/2037	150,000	177,701
6.75%, 6/20/2036	50,000	61,762
Total Capital SA, 3.0%, 6/24/2015	200,000	209,818
Toyota Motor Credit Corp., 3.2%, 6/17/2015	200,000	212,169
Tyco International Finance SA, 8.5%, 1/15/2019	100,000	132,542
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016	50,000	55,391
5.875%, 12/20/2017	325,000	367,732
UFJ Finance Aruba AEC, 6.75%, 7/15/2013	150,000	169,063
US Bancorp., 3.15%, 3/4/2015	150,000	158,554
Vale Overseas Ltd.:
6.25%, 1/23/2017	100,000	114,467
6.875%, 11/21/2036	150,000	171,369
6.875%, 11/10/2039	100,000	114,596
Verizon Global Funding Corp.:
7.75%, 12/1/2030	100,000	129,107
7.75%, 6/15/2032	100,000	129,228
Verizon Wireless Capital LLC:
5.55%, 2/1/2014	210,000	237,480
8.5%, 11/15/2018	200,000	272,326
Wachovia Bank NA:
4.875%, 2/1/2015	75,000	81,232
5.0%, 8/15/2015	200,000	221,171
Wachovia Corp.:
4.875%, 2/15/2014	50,000	53,428
5.25%, 8/1/2014	50,000	54,349
Series G, 5.5%, 5/1/2013	325,000	357,238
5.625%, 10/15/2016	100,000	111,250
5.75%, 6/15/2017	50,000	57,079
Wells Fargo & Co.:
4.625%, 4/15/2014	100,000	106,840
4.95%, 10/16/2013	50,000	54,139
5.0%, 11/15/2014	50,000	53,987
5.125%, 9/15/2016	50,000	54,506
5.375%, 2/7/2035	150,000	158,434
5.625%, 12/11/2017	250,000	284,747
Wells Fargo Bank NA, Series AI, 4.75%, 2/9/2015	350,000	374,838
Wells Fargo Financial, Inc., 5.5%, 8/1/2012	25,000	26,884
Western Union Co.:
5.93%, 10/1/2016	150,000	175,170
6.2%, 11/17/2036	25,000	27,007
Westpac Banking Corp.:
3.0%, 8/4/2015	350,000	357,476
4.875%, 11/19/2019	200,000	214,411

		41,171,518
Health Care 1.0%
Abbott Laboratories:
5.15%, 11/30/2012	250,000	273,537
5.3%, 5/27/2040	100,000	108,525
6.0%, 4/1/2039	75,000	88,895
6.15%, 11/30/2037	50,000	60,527
Aetna, Inc., 6.625%, 6/15/2036	50,000	57,125
Amgen, Inc.:
4.5%, 3/15/2020	100,000	110,780
4.85%, 11/18/2014	25,000	28,269
5.85%, 6/1/2017	125,000	149,220
AstraZeneca PLC:
5.4%, 9/15/2012	100,000	108,951
5.9%, 9/15/2017	250,000	300,924
Baxter International, Inc.:
1.8%, 3/15/2013	150,000	153,133
4.625%, 3/15/2015	25,000	27,992
Bristol-Myers Squibb Co.:
5.25%, 8/15/2013	50,000	55,614
5.875%, 11/15/2036	50,000	57,950
Covidien International Finance SA:
6.0%, 10/15/2017	75,000	89,176
6.55%, 10/15/2037	25,000	31,239
Eli Lilly & Co., 5.2%, 3/15/2017	125,000	144,924
Express Scripts, Inc., 7.25%, 6/15/2019	125,000	157,195
Genentech, Inc., 4.75%, 7/15/2015	50,000	56,576
Johnson & Johnson:
5.55%, 8/15/2017	100,000	120,631
6.95%, 9/1/2029	50,000	66,402
McKesson Corp., 5.7%, 3/1/2017	75,000	87,331
Medco Health Solutions, Inc., 7.125%, 3/15/2018	75,000	92,106
Medtronic, Inc.:
Series B, 4.75%, 9/15/2015	75,000	85,574
6.5%, 3/15/2039	25,000	31,648
Merck & Co., Inc.:
4.75%, 3/1/2015	100,000	113,522
5.0%, 6/30/2019	350,000	407,306
5.3%, 12/1/2013	50,000	56,332
5.85%, 6/30/2039	25,000	30,089
6.5%, 12/1/2033	25,000	31,856
Pfizer, Inc., 6.2%, 3/15/2019	300,000	369,377
Pharmacia Corp., 6.6%, 12/1/2028	75,000	91,956
Quest Diagnostics, Inc.:
4.75%, 1/30/2020	150,000	157,244
6.95%, 7/1/2037	25,000	28,692
UnitedHealth Group, Inc.:
4.875%, 4/1/2013	25,000	26,958
5.0%, 8/15/2014	9,000	9,927
6.0%, 2/15/2018	500,000	583,669
WellPoint Health Networks, Inc., 6.375%, 1/15/2012	100,000	106,470
WellPoint, Inc., 5.85%, 1/15/2036	150,000	157,742
Wyeth:
5.5%, 2/1/2014	150,000	170,227
5.5%, 2/15/2016	50,000	58,498
5.95%, 4/1/2037	150,000	176,966

		5,121,075
Industrials 1.3%
3M Co.:
Series E, 4.375%, 8/15/2013	100,000	110,167
5.7%, 3/15/2037	25,000	29,462
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	75,000	87,158
Boeing Co.:
3.75%, 11/20/2016	100,000	108,829
5.125%, 2/15/2013	150,000	163,615
6.625%, 2/15/2038	50,000	62,828
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	100,000	123,907
Burlington Northern Santa Fe Corp., 5.9%, 7/1/2012	100,000	108,161
Canadian National Railway Co.:
4.4%, 3/15/2013	100,000	107,690
6.375%, 11/15/2037	50,000	62,418
Caterpillar, Inc.:
6.05%, 8/15/2036	25,000	30,233
7.3%, 5/1/2031	120,000	161,236
CRH America, Inc., 5.3%, 10/15/2013	100,000	107,339
CSX Corp.:
6.0%, 10/1/2036	100,000	111,485
6.15%, 5/1/2037	50,000	56,876
6.25%, 4/1/2015	250,000	292,585
Danaher Corp., 5.625%, 1/15/2018	50,000	59,456
Deere & Co., 8.1%, 5/15/2030	50,000	70,012
Emerson Electric Co.:
5.25%, 10/15/2018	50,000	58,400
6.125%, 4/15/2039	50,000	61,221
Federal Express Corp., 9.65%, 6/15/2012	50,000	56,637
General Dynamics Corp., 5.375%, 8/15/2015	100,000	117,279
General Electric Co.:
5.0%, 2/1/2013	200,000	217,189
5.25%, 12/6/2017	100,000	112,550
Honeywell International, Inc.:
5.3%, 3/15/2017	50,000	58,084
5.3%, 3/1/2018	50,000	58,482
5.7%, 3/15/2036	50,000	57,701
5.7%, 3/15/2037	50,000	58,194
Illinois Tool Works, Inc., 5.15%, 4/1/2014	300,000	340,463
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	300,000	364,281
Koninklijke Philips Electronics NV, 6.875%, 3/11/2038	300,000	378,799
Lockheed Martin Corp.:
4.25%, 11/15/2019	150,000	163,519
Series B, 6.15%, 9/1/2036	75,000	88,669
M.D.C. Holdings, Inc., 5.375%, 7/1/2015	25,000	25,804
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	105,472
7.25%, 2/15/2031	100,000	125,643
7.8%, 5/15/2027	4,000	5,345
Norfolk Southern Railway Co., 9.75%, 6/15/2020	40,000	58,058
Northrop Grumman Systems Corp., 7.75%, 2/15/2031	50,000	68,652
Raytheon Co.:
4.4%, 2/15/2020	100,000	111,349
7.2%, 8/15/2027	75,000	98,997
Republic Services, Inc., 5.0%, 3/1/2020	100,000	108,859
Tyco International Ltd., 6.875%, 1/15/2021	50,000	62,171
Union Pacific Corp.:
5.75%, 11/15/2017	25,000	28,830
7.0%, 2/1/2016	50,000	61,018
7.875%, 1/15/2019	250,000	326,546
United Parcel Service of America, Inc., 8.375%, 4/1/2020	50,000	70,904
United Parcel Service, Inc., 5.5%, 1/15/2018	200,000	236,909
United Technologies Corp.:
4.875%, 5/1/2015	50,000	57,287
5.375%, 12/15/2017	100,000	117,467
6.1%, 5/15/2012	50,000	54,042
6.125%, 7/15/2038	400,000	483,064
Waste Management, Inc.:
7.0%, 7/15/2028	50,000	60,288
7.1%, 8/1/2026	100,000	122,292
Xerox Corp.:
5.5%, 5/15/2012	50,000	53,201
6.75%, 2/1/2017	200,000	234,500

		6,721,623
Information Technology 0.6%
Cisco Systems, Inc.:
5.5%, 2/22/2016	250,000	294,912
5.5%, 1/15/2040	200,000	219,865
5.9%, 2/15/2039	50,000	57,785
Dell, Inc., 5.875%, 6/15/2019	350,000	406,134
Fiserv, Inc., 6.125%, 11/20/2012	75,000	81,847
Hewlett-Packard Co.:
4.5%, 3/1/2013	300,000	324,680
4.75%, 6/2/2014	100,000	112,090
6.5%, 7/1/2012	50,000	54,851
International Business Machines Corp.:
4.75%, 11/29/2012	100,000	108,732
5.7%, 9/14/2017	150,000	179,173
6.5%, 1/15/2028	125,000	155,309
Microsoft Corp.:
4.2%, 6/1/2019	100,000	110,936
5.2%, 6/1/2039	50,000	54,916
Oracle Corp.:
4.95%, 4/15/2013	75,000	82,616
5.0%, 7/8/2019	100,000	114,801
5.25%, 1/15/2016	100,000	116,311
6.125%, 7/8/2039	125,000	148,690
6.5%, 4/15/2038	100,000	124,214
Pitney Bowes, Inc., 3.875%, 6/15/2013	100,000	104,662
Tyco Electronics Group SA, 6.55%, 10/1/2017	250,000	292,401

		3,144,925
Materials 0.8%
Alcoa, Inc.:
5.55%, 2/1/2017	75,000	77,828
5.9%, 2/1/2027	25,000	24,637
5.95%, 2/1/2037	75,000	69,030
6.0%, 1/15/2012	25,000	26,306
6.15%, 8/15/2020	200,000	205,629
ArcelorMittal:
5.375%, 6/1/2013	100,000	107,371
6.125%, 6/1/2018	100,000	108,152
9.85%, 6/1/2019	75,000	96,398
Barrick Gold Corp., 6.95%, 4/1/2019	125,000	158,889
Dow Chemical Co.:
6.0%, 10/1/2012	100,000	108,352
7.6%, 5/15/2014	250,000	292,011
9.4%, 5/15/2039	25,000	35,387
E.I. du Pont de Nemours & Co.:
3.25%, 1/15/2015	200,000	213,931
6.0%, 7/15/2018	175,000	210,796
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	100,000	111,625
International Paper Co.:
7.5%, 8/15/2021	125,000	149,539
7.95%, 6/15/2018	100,000	121,275
Lafarge SA, 6.5%, 7/15/2016	50,000	53,960
Monsanto Co.:
5.5%, 8/15/2025	25,000	28,684
Series 1, 5.5%, 7/30/2035	50,000	53,603
Newmont Mining Corp.:
5.125%, 10/1/2019	100,000	111,867
5.875%, 4/1/2035	20,000	21,682
Nucor Corp.:
5.85%, 6/1/2018	25,000	29,451
6.4%, 12/1/2037	50,000	59,828
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	100,000	116,888
PPG Industries, Inc., 6.65%, 3/15/2018	300,000	363,477
Praxair, Inc.:
3.95%, 6/1/2013	50,000	53,668
4.5%, 8/15/2019	75,000	82,674
Rio Tinto Alcan, Inc.:
4.5%, 5/15/2013	100,000	106,837
4.875%, 9/15/2012	10,000	10,643
5.2%, 1/15/2014	25,000	27,294
5.75%, 6/1/2035	25,000	27,301
6.125%, 12/15/2033	50,000	57,367
Rohm & Haas Co., 6.0%, 9/15/2017	300,000	334,937
Southern Copper Corp., 6.75%, 4/16/2040	300,000	327,544
Teck Resources Ltd., 10.75%, 5/15/2019	92,000	115,856
Vulcan Materials Co., 7.0%, 6/15/2018	200,000	225,796

		4,326,513
Telecommunication Services 1.1%
America Movil SAB de CV:
5.75%, 1/15/2015	50,000	56,536
6.125%, 11/15/2037	100,000	110,603
6.125%, 3/30/2040	100,000	111,319
Ameritech Capital Funding Corp., 6.55%, 1/15/2028	100,000	106,999
AT&T Mobility LLC, 6.5%, 12/15/2011	75,000	80,011
AT&T, Inc.:
4.85%, 2/15/2014	100,000	110,741
5.1%, 9/15/2014	225,000	252,627
5.6%, 5/15/2018	200,000	233,705
5.8%, 2/15/2019	450,000	536,419
5.875%, 8/15/2012	150,000	163,261
6.55%, 2/15/2039	300,000	348,892
6.8%, 5/15/2036	50,000	59,350
8.0%, 11/15/2031	20,000	26,754
BellSouth Corp.:
5.2%, 9/15/2014	100,000	112,454
6.0%, 11/15/2034	100,000	106,100
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	55,743
9.875%, 12/15/2030	70,000	97,465
Embarq Corp.:
7.082%, 6/1/2016	175,000	194,496
7.995%, 6/1/2036	125,000	132,904
France Telecom SA:
5.375%, 7/8/2019	150,000	175,527
8.5%, 3/1/2031	75,000	108,478
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	50,000	68,905
Motorola, Inc., 7.5%, 5/15/2025	50,000	59,296
Nokia Corp., 5.375%, 5/15/2019	150,000	163,751
Qwest Corp., 8.375%, 5/1/2016	150,000	177,375
Rogers Communications, Inc., 6.8%, 8/15/2018	100,000	123,533
Telefonica Emisiones SAU:
6.421%, 6/20/2016	125,000	146,509
7.045%, 6/20/2036	150,000	179,610
Verizon Communications, Inc.:
5.55%, 2/15/2016	100,000	115,716
6.35%, 4/1/2019	675,000	823,710
Verizon New York, Inc., Series A, 6.875%, 4/1/2012	25,000	26,966
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013	100,000	107,128
Vodafone Group PLC:
5.0%, 9/15/2015	575,000	646,959
6.15%, 2/27/2037	125,000	146,384

		5,966,226
Utilities 1.4%
Alabama Power Co., 6.125%, 5/15/2038	100,000	118,630
American Electric Power Co., Inc., 5.25%, 6/1/2015	100,000	110,819
Arizona Public Service Co., 6.5%, 3/1/2012	75,000	80,180
Atmos Energy Corp., 4.95%, 10/15/2014	25,000	27,527
CenterPoint Energy Houston Electric LLC, Series J2, 5.7%, 3/15/2013	100,000	110,966
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	150,000	166,553
Series D, 7.88%, 11/1/2017	75,000	93,993
Commonwealth Edison Co.:
5.8%, 3/15/2018	50,000	58,489
Series 106, 6.15%, 9/15/2017	100,000	118,463
Consolidated Edison Co. of New York:
4.875%, 2/1/2013	50,000	54,149
6.2%, 6/15/2036	125,000	147,813
Series 08-B, 6.75%, 4/1/2038	50,000	63,996
Constellation Energy Group, Inc., 4.55%, 6/15/2015	30,000	32,216
Detroit Edison Co., 5.7%, 10/1/2037	50,000	55,647
Dominion Resources, Inc.:
Series C, 5.15%, 7/15/2015	50,000	57,002
Series F, 5.25%, 8/1/2033	100,000	114,832
Series B, 5.95%, 6/15/2035	50,000	56,782
Duke Energy Carolinas LLC, 5.3%, 10/1/2015	75,000	87,250
Duke Energy Indiana, Inc.:
5.0%, 9/15/2013	100,000	109,776
6.45%, 4/1/2039	150,000	188,541
Duke Energy Ohio, Inc., 2.1%, 6/15/2013	100,000	102,679
Emerson Electric Co., 4.75%, 10/15/2015	75,000	85,964
Entergy Texas, Inc., 7.125%, 2/1/2019	100,000	122,191
Exelon Corp., 5.625%, 6/15/2035	25,000	25,289
Exelon Generation Co., LLC, 5.2%, 10/1/2019	125,000	139,055
Florida Power & Light Co.:
4.95%, 6/1/2035	50,000	51,529
5.55%, 11/1/2017	400,000	475,289
5.65%, 2/1/2037	50,000	56,407
Florida Power Corp., 5.65%, 6/15/2018	125,000	147,443
Georgia Power Co., 4.25%, 12/1/2019	100,000	107,721
KeySpan Corp., 8.0%, 11/15/2030	50,000	66,287
MidAmerican Energy Co., 5.3%, 3/15/2018	100,000	115,119
MidAmerican Energy Holdings Co.:
5.875%, 10/1/2012	25,000	27,128
6.125%, 4/1/2036	175,000	200,208
6.5%, 9/15/2037	100,000	120,080
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	29,935
Northern States Power Co., 6.25%, 6/1/2036	100,000	122,306
NSTAR Electric Co., 4.875%, 4/15/2014	25,000	27,791
Oncor Electric Delivery Co., 7.0%, 9/1/2022	300,000	376,860
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	50,000	52,752
5.625%, 11/30/2017	25,000	28,991
5.8%, 3/1/2037	100,000	111,054
6.05%, 3/1/2034	200,000	226,731
PPL Energy Supply LLC:
5.4%, 8/15/2014	100,000	110,580
Series A, 6.4%, 11/1/2011	25,000	26,391
Progress Energy, Inc.:
6.0%, 12/1/2039	100,000	112,946
6.85%, 4/15/2012	35,000	37,921
7.75%, 3/1/2031	50,000	66,005
PSE&G Power LLC, 5.5%, 12/1/2015	50,000	56,419
Public Service Co. of Colorado, 4.875%, 3/1/2013	75,000	81,725
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	25,000	26,196
5.795%, 3/15/2040	100,000	109,107
San Diego Gas & Electric Co., 5.35%, 5/15/2040	50,000	56,134
SCANA Corp., 6.25%, 2/1/2012	60,000	63,827
Scottish Power Ltd., 5.375%, 3/15/2015	150,000	163,044
Sempra Energy, 6.0%, 2/1/2013	25,000	27,474
Sierra Pacific Power Co., 5.45%, 9/1/2013	50,000	55,086
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	55,000	65,151
6.0%, 1/15/2034	50,000	59,231
6.05%, 3/15/2039	50,000	60,189
6.65%, 4/1/2029	100,000	122,255
Southern California Gas Co., 5.75%, 11/15/2035	50,000	58,194
Southern Power Co., Series B, 6.25%, 7/15/2012	25,000	27,230
Southern Union Co., 8.25%, 11/15/2029	50,000	58,052
Southwestern Electric Power Co.:
Series F, 5.875%, 3/1/2018	150,000	166,679
6.2%, 3/15/2040	100,000	107,271
TransAlta Corp., 4.75%, 1/15/2015	150,000	162,737
Union Electric Co., 6.4%, 6/15/2017	100,000	117,709
United Utilities PLC, 5.375%, 2/1/2019	30,000	32,197
Virginia Electric & Power Co.:
Series A, 5.4%, 1/15/2016	200,000	234,363
5.4%, 4/30/2018	200,000	233,211
8.875%, 11/15/2038	50,000	76,091
Xcel Energy, Inc., 6.5%, 7/1/2036	75,000	89,486

		7,335,334

Total Corporate Bonds (Cost $89,248,114)		97,449,744
Mortgage-Backed Securities Pass-Throughs 32.2%
Federal Home Loan Mortgage Corp.:
2.531% *, 3/1/2035	18,578	19,426
3.205% *, 9/1/2035	41,948	44,237
3.777% *, 12/1/2033	52,974	55,126
4.0%, with various maturities from 1/1/2020 until 3/1/2039 (a)	5,814,382	6,018,356
4.5%, with various maturities from 1/1/2020 until 4/1/2040 (a)	14,250,451	14,919,246
4.845% *, 9/1/2035	147,826	154,516
4.879% *, 11/1/2035	70,710	73,967
4.885% *, 12/1/2034	58,466	62,449
5.0%, with various maturities from 12/1/2017 until 3/1/2040 (a)	13,668,081	14,423,072
5.14% *, 6/1/2035	77,933	81,909
5.22% *, 12/1/2035	151,126	158,577
5.316% *, 3/1/2036	823,410	868,667
5.37% *, 11/1/2035	102,425	108,335
5.441% *, 5/1/2037	38,322	40,344
5.5%, with various maturities from 11/1/2013 until 11/1/2038 (a)	10,950,604	11,675,235
5.53% *, 1/1/2037	50,990	54,463
5.621% *, 4/1/2036	44,973	48,037
5.647% *, 5/1/2037	79,409	84,819
5.696% *, 4/1/2037	136,804	146,124
5.83% *, 12/1/2036	38,853	41,331
5.84% *, 4/1/2037	43,698	46,361
5.849% *, 9/1/2037	147,129	155,130
5.874% *, 2/1/2038	199,219	212,790
5.934% *, 2/1/2037	89,816	95,855
6.0%, with various maturities from 9/1/2021 until 7/1/2038 (a)	6,366,299	6,866,761
6.39% *, 8/1/2036	32,310	34,197
6.5%, with various maturities from 12/1/2014 until 8/1/2036 (a)	1,719,279	1,878,010
7.0%, with various maturities from 12/1/2024 until 12/1/2026	42,856	47,454
7.5%, with various maturities from 5/1/2024 until 6/1/2027	8,085	9,197
Federal National Mortgage Association:
2.343% *, 6/1/2035	106,708	110,711
2.53% *, 3/1/2035	127,840	133,722
2.597% *, 6/1/2035	57,575	60,712
2.685% *, 4/1/2035	122,142	128,616
4.0%, with various maturities from 12/1/2020 until 4/1/2039 (a)	8,071,624	8,346,840
4.5%, with various maturities from 2/1/2020 until 5/1/2040 (a)	18,617,138	19,472,617
4.941% *, 8/1/2036	39,578	41,903
4.954% *, 8/1/2035	139,465	147,710
5.0%, with various maturities from 11/1/2020 until 6/1/2040 (a)	16,915,564	17,899,025
5.096% *, 7/1/2035	52,120	54,951
5.133% *, 1/1/2036	105,360	110,644
5.483% *, 1/1/2036	132,667	141,673
5.5%, with various maturities from 8/1/2019 until 1/1/2040	15,842,546	16,889,236
5.537% *, 10/1/2036	53,020	55,801
5.64% *, 11/1/2036	71,891	76,114
5.65% *, 3/1/2037	33,965	35,925
5.658% *, 1/1/2037	41,908	44,370
5.715% *, 1/1/2037	31,738	33,602
5.813% *, 6/1/2036	164,104	171,153
5.941% *, 9/1/2036	58,783	62,787
6.0%, with various maturities from 12/1/2016 until 4/1/2039	9,501,402	10,267,797
6.5%, with various maturities from 1/1/2018 until 1/1/2038	3,078,885	3,378,333
7.0%, with various maturities from 6/1/2012 until 6/1/2038	711,257	783,026
7.5%, with various maturities from 1/1/2024 until 4/1/2028	19,628	22,230
8.0%, with various maturities from 12/1/2021 until 11/1/2031	28,661	32,730
8.5%, with various maturities from 12/1/2025 until 8/1/2031	11,981	13,825
Government National Mortgage Association:
4.0%, with various maturities from 11/15/2024 until 8/1/2039 (a)	1,279,100	1,333,505
4.5%, with various maturities from 5/1/2039 until 5/15/2040 (a)	9,921,096	10,457,384
5.0%, with various maturities from 10/20/2035 until 9/20/2039 (a)	10,122,283	10,791,754
5.5%, with various maturities from 9/15/2033 until 9/15/2039 (a)	4,647,252	5,001,076
6.0%, with various maturities from 2/15/2029 until 1/20/2039 (a)	3,673,370	3,991,852
6.5%, with various maturities from 11/15/2023 until 10/20/2037	952,853	1,053,364
7.0%, 1/15/2039	192,942	211,257
7.5%, with various maturities from 8/15/2029 until 6/15/2032	35,640	40,809
8.0%, with various maturities from 7/15/2022 until 3/15/2032	70,699	83,127
8.5%, 11/15/2029	19,600	22,712
9.0%, 1/15/2023	24,424	28,511

Total Mortgage-Backed Securities Pass-Throughs (Cost $165,665,016)		169,955,395
Asset-Backed 0.3%
Automobile Receivables 0.1%
USAA Auto Owner Trust:
"A4", Series 2009-2, 2.53%, 7/15/2015	100,000	103,622
"A4", Series 2009-1, 4.77%, 9/15/2014	150,000	160,155

		263,777
Credit Card Receivables 0.2%
Capital One Multi-Asset Execution Trust, "A7", Series 2005-A7, 4.7%, 6/15/2015	100,000	107,046
Citibank Credit Card Issuance Trust:
"A10", Series 2003-A10, 4.75%, 12/10/2015	100,000	110,803
"A8", Series 2004-A8, 4.9%, 12/12/2016	100,000	112,741
"A3", Series 2006-A3, 5.3%, 3/15/2018	100,000	116,638
"A8", Series 2007-A8, 5.65%, 9/20/2019	200,000	239,770
"A3", Series 2007-A3, 6.15%, 6/15/2039	35,000	46,537
"C6", Series 2008-C6, 6.3%, 6/20/2014	50,000	53,194
Discover Card Master Trust, "A4", Series 2008-A4, 5.65%, 12/15/2015	100,000	112,059
MBNA Credit Card Master Note Trust, "B1", Series 2004-B1, 4.45%, 8/15/2016	25,000	27,091

		925,879
Miscellaneous 0.0%
CenterPoint Energy Transition Bond Co., LLC, "A4", Series 2005-A, 5.17%, 8/1/2019	100,000	117,862
Entergy Texas Restoration Funding LLC, "A3", Series 2009-A, 4.38%, 11/1/2023	50,000	55,605

		173,467

Total Asset-Backed (Cost $1,249,172)		1,363,123
Commercial Mortgage-Backed Securities 2.8%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2004-1, 4.76%, 11/10/2039	200,000	211,735
"A3", Series 2003-2, 4.873%, 3/11/2041	300,000	317,690
"A6", Series 2004-4, 4.877%, 7/10/2042	120,000	128,198
"A4", Series 2005-1, 5.063% *, 11/10/2042	310,000	327,550
"AJ", Series 2005-6, 5.19% *, 9/10/2047	100,000	95,744
"AM", Series 2006-6, 5.39%, 10/10/2045	150,000	140,942
"A4", Series 2007-1, 5.451%, 1/15/2049	100,000	104,853
"A4", Series 2006-4, 5.634%, 7/10/2046	500,000	541,249
"AM", Series 2006-4, 5.675%, 7/10/2046	100,000	99,751
Bear Stearns Commercial Mortgage Securities, Inc.:
"A4", Series 2004-T14, 5.2%, 1/12/2041	500,000	541,230
"A4", Series 2007-T26, 5.471%, 1/12/2045	650,000	711,386
"A4", Series 2006-T24, 5.537%, 10/12/2041	300,000	331,121
"A4", Series 2006-PW13, 5.54%, 9/11/2041	250,000	273,327
"AJ", Series 2006-PW12, 5.762% *, 9/11/2038	150,000	128,815
Citigroup Commercial Mortgage Trust, "AJ", Series 2006-C4, 5.728% *, 3/15/2049	250,000	214,978
Commercial Mortgage Pass-Through Certificates:
"A2", Series 2004-LB4A, 4.049%, 10/15/2037	6,451	6,450
"A4", Series 2006-C8, 5.306%, 12/10/2046	220,000	228,721
"A4", Series 2007-C9, 5.815% *, 12/10/2049	100,000	108,848
Credit Suisse Mortgage Capital Certificates:
"A3", Series 2006-C5, 5.311%, 12/15/2039	200,000	208,051
"A3", Series 2006-C4, 5.467%, 9/15/2039	125,000	131,550
"A4", Series 2006-C1, 5.547% *, 2/15/2039	380,000	418,353
CS First Boston Mortgage Securities Corp., "A5", Series 2003-C3, 3.936%, 5/15/2038	250,000	262,610
First Union National Bank Commercial Mortgage, "A2", Series 2001-C4, 6.223%, 12/12/2033	145,386	150,823
GMAC Commercial Mortgage Securities, Inc., "A4", Series 2003-C3, 5.023%, 4/10/2040	200,000	217,149
Greenwich Capital Commercial Funding Corp.:
"A7", Series 2004-GG1, 5.317% *, 6/10/2036	200,000	219,202
"A4", Series 2007-GG11, 5.736%, 12/10/2049	150,000	156,979
"AM", Series 2006-GG7, 5.883% *, 7/10/2038	150,000	149,486
GS Mortgage Securities Corp. II:
"A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	107,527
"A4", Series 2006-GG6, 5.553%, 4/10/2038	100,000	107,674
"A4", Series 2006-GG8, 5.56%, 11/10/2039	150,000	159,766
GS Mortgage Securities Trust, "A4", Series 2007-GG10, 5.808% *, 8/10/2045	125,000	130,631
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2002-CIB5, 5.161%, 10/12/2037	200,000	213,225
"AJ", Series 2005-LDP5, 5.319% *, 12/15/2044	100,000	91,541
"A3", Series 2006-LDP9, 5.336%, 5/15/2047	323,000	335,922
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	125,000	130,052
"A4", Series 2007-CB18, 5.44%, 6/12/2047	150,000	157,228
"AJ", Series 2006-CB17, 5.489%, 12/12/2043	250,000	192,232
"A4", Series 2006-CB16, 5.552%, 5/12/2045	150,000	162,548
"A4", Series 2007-CB19, 5.742% *, 2/12/2049	200,000	219,238
"A4", Series 2006-CB15, 5.814% *, 6/12/2043	250,000	272,178
"A4", Series 2007-LD11, 5.818% *, 6/15/2049	380,000	392,640
"AJ", Series 2006-LDP7, 5.872% *, 4/15/2045	125,000	97,862
LB-UBS Commercial Mortgage Trust:
"A4", Series 2003-C3, 4.166%, 5/15/2032	250,000	264,067
"A2", Series 2006-C6, 5.262%, 9/15/2039	75,000	76,434
"A3", Series 2006-C7, 5.347%, 11/15/2038	500,000	534,999
"A3", Series 2007-C2, 5.43%, 2/15/2040	175,000	183,055
"AM", Series 2006-C3, 5.712%, 3/15/2039	50,000	46,204
"A3", Series 2007-C7, 5.866%, 9/15/2045	105,000	111,079
Merrill Lynch Mortgage Trust:
"A2", Series 2004-BPC1, 4.071%, 10/12/2041	22,789	22,795
"A4", Series 2005-MCP1, 4.747% *, 6/12/2043	200,000	215,807
"A6", Series 2005-CKI1, 5.241% *, 11/12/2037	100,000	109,883
"A4", Series 2007-C1, 5.826% *, 6/12/2050	227,000	242,762
Merrill Lynch/Countrywide Commercial Mortgage Trust, "A4", Series 2006-1, 5.416% *, 2/12/2039	200,000	221,506
Morgan Stanley Capital I:
"A4", Series 2003-IQ6, 4.97%, 12/15/2041	358,000	386,245
"A5", Series 2004-IQ8, 5.11%, 6/15/2040	650,000	695,564
"A4", Series 2005-HQ5, 5.168%, 1/14/2042	400,000	432,311
"A4", Series 2006-IQ12, 5.332%, 12/15/2043	205,000	223,335
"AJ", Series 2006-HQ8, 5.468% *, 3/12/2044	150,000	126,166
"AJ", Series 2007-T25, 5.574%, 11/12/2049	150,000	127,612
"A4", Series 2007-T27, 5.649% *, 6/11/2042	385,000	427,045
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2004-C15, 4.803%, 10/15/2041	500,000	530,707
"A4", Series 2005-C22, 5.269% *, 12/15/2044	500,000	546,471
"AM", Series 2005-C22, 5.319% *, 12/15/2044	100,000	100,292
"AM", Series 2006-C26, 5.956% *, 6/15/2045	130,000	119,991

Total Commercial Mortgage-Backed Securities (Cost $13,651,758)		14,941,385
Government & Agency Obligations 43.9%
Other Government Related (b) 2.5%
Bank of America Corp., Series L, FDIC Guaranteed, 3.125%, 6/15/2012	4,000,000	4,167,976
European Investment Bank:
1.75%, 9/14/2012	200,000	204,652
2.375%, 3/14/2014	1,200,000	1,252,027
4.25%, 7/15/2013	200,000	218,349
4.625%, 5/15/2014	450,000	504,846
4.875%, 2/15/2036	200,000	223,005
5.125%, 5/30/2017	50,000	59,453
General Electric Capital Corp., FDIC Guaranteed, 2.125%, 12/21/2012	1,000,000	1,031,841
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	100,000	145,362
International Bank for Reconstruction & Development:
1.75%, 7/15/2013	700,000	720,667
2.0%, 4/2/2012	250,000	255,982
4.75%, 2/15/2035	25,000	28,708
5.0%, 4/1/2016	50,000	58,411
8.625%, 10/15/2016	100,000	135,939
Japan Finance Corp., 2.875%, 2/2/2015	300,000	316,434
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 6/29/2037	500,000	156,195
2.625%, 3/3/2015 (c)	600,000	634,315
3.25%, 3/15/2013	750,000	794,804
3.5%, 3/10/2014	100,000	108,276
4.125%, 10/15/2014	150,000	166,199
4.75%, 5/15/2012	400,000	426,614
7.0%, 3/1/2013	275,000	312,141
Landwirtschaftliche Rentenbank:
3.125%, 7/15/2015	200,000	213,810
3.25%, 3/15/2013	250,000	264,309
5.125%, 2/1/2017	100,000	117,379
Oesterreichische Kontrollbank AG:
4.5%, 3/9/2015	350,000	392,308
4.75%, 10/16/2012	100,000	107,868
Ontario Electricity Financial Corp., 7.45%, 3/31/2013	50,000	58,050
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	200,000	219,187
6.625%, 6/15/2035	50,000	54,622

		13,349,729
Sovereign Bonds 1.5%
Export Development Canada, 3.125%, 4/24/2014	300,000	321,674
Federal Republic of Brazil:
6.0%, 1/17/2017	100,000	116,500
7.125%, 1/20/2037	50,000	65,750
7.875%, 3/7/2015	300,000	368,250
8.875%, 10/14/2019	100,000	140,750
8.875%, 4/15/2024	100,000	146,750
11.0%, 8/17/2040	755,000	1,045,675
Government of Canada, 2.375%, 9/10/2014	300,000	314,342
Province of Nova Scotia, 5.75%, 2/27/2012	50,000	53,589
Province of Ontario:
4.0%, 10/7/2019	300,000	323,841
4.375%, 2/15/2013	100,000	108,349
4.4%, 4/14/2020	500,000	552,946
4.5%, 2/3/2015	150,000	168,671
4.95%, 11/28/2016	25,000	28,968
Province of Quebec:
4.625%, 5/14/2018	50,000	56,955
5.125%, 11/14/2016	50,000	58,474
Series NN, 7.125%, 2/9/2024	100,000	138,158
Series PD, 7.5%, 9/15/2029	100,000	145,700
Republic of Chile, 5.5%, 1/15/2013	200,000	218,294
Republic of Italy:
4.5%, 1/21/2015	250,000	267,839
5.375%, 6/12/2017	300,000	331,227
5.375%, 6/15/2033	100,000	101,798
6.875%, 9/27/2023	200,000	242,622
Republic of Korea:
4.875%, 9/22/2014	50,000	54,777
5.125%, 12/7/2016	100,000	112,265
Republic of Panama, 7.25%, 3/15/2015	300,000	358,500
Republic of Peru:
6.55%, 3/14/2037	50,000	60,625
7.35%, 7/21/2025	315,000	408,713
Republic of Poland, 6.375%, 7/15/2019	200,000	235,634
Republic of South Africa, 6.875%, 5/27/2019	100,000	122,250
State of Israel, 5.125%, 3/26/2019	100,000	110,691
United Mexican States:
5.625%, 1/15/2017	470,000	537,680
6.375%, 1/16/2013	350,000	389,725
Series A, 6.75%, 9/27/2034	216,000	268,380

		7,976,362
US Government Sponsored Agencies 6.0%
Federal Home Loan Bank:
1.625%, 9/26/2012	1,000,000	1,021,047
1.625%, 11/21/2012	1,500,000	1,532,614
1.75%, 8/22/2012	1,000,000	1,022,801
3.375%, 2/27/2013	1,000,000	1,064,304
3.875%, 6/14/2013	1,000,000	1,083,470
4.5%, 11/15/2012	1,000,000	1,082,210
Federal Home Loan Mortgage Corp.:
1.625%, 4/15/2013	3,000,000	3,068,010
2.125%, 9/21/2012	2,700,000	2,784,089
2.5%, 4/23/2014	2,200,000	2,312,605
2.875%, 2/9/2015	1,000,000	1,064,598
3.75%, 3/27/2019	1,000,000	1,087,354
4.5%, 1/15/2013	500,000	543,779
6.25%, 7/15/2032	300,000	402,831
6.75%, 9/15/2029	3,000	4,115
Federal National Mortgage Association:
1.75%, 5/7/2013	2,000,000	2,053,052
2.125%, 1/25/2013	500,000	502,068
3.25%, 4/9/2013	2,350,000	2,501,577
3.875%, 7/12/2013	1,400,000	1,519,797
4.875%, 5/18/2012	1,300,000	1,392,703
5.125%, 8/19/2024	1,000,000	1,032,289
6.125%, 3/15/2012	2,250,000	2,433,987
6.25%, 5/15/2029	1,000,000	1,307,247
7.125%, 1/15/2030	50,000	71,517
7.25%, 5/15/2030	200,000	291,052
Tennessee Valley Authority, 5.25%, 9/15/2039	500,000	580,316

		31,759,432
US Treasury Obligations 33.9%
US Treasury Bonds:
3.5%, 2/15/2039 (c)	1,950,000	1,886,625
4.25%, 5/15/2039 (c)	3,725,000	4,095,172
4.375%, 2/15/2038	565,000	636,684
4.375%, 11/15/2039	3,290,000	3,690,969
4.375%, 5/15/2040	2,900,000	3,257,077
4.5%, 2/15/2036	50,000	57,492
4.5%, 8/15/2039	2,500,000	2,862,500
4.625%, 2/15/2040	2,600,000	3,037,939
6.0%, 2/15/2026	385,000	519,870
6.25%, 8/15/2023	1,200,000	1,625,250
7.25%, 8/15/2022	415,000	601,685
7.625%, 11/15/2022	90,000	134,367
7.875%, 2/15/2021	300,000	444,516
8.0%, 11/15/2021	565,000	852,179
8.75%, 5/15/2020	300,000	461,602
8.75%, 8/15/2020	450,000	695,390
US Treasury Notes:
0.75%, 8/15/2013	5,000,000	5,018,750
0.875%, 4/30/2011 (c)	5,000,000	5,018,945
1.125%, 6/30/2011	2,000,000	2,013,124
1.125%, 12/15/2011	3,000,000	3,028,944
1.125%, 1/15/2012	4,000,000	4,041,248
1.125%, 12/15/2012 (c)	5,000,000	5,070,310
1.375%, 2/15/2012	2,000,000	2,028,672
1.375%, 4/15/2012	2,000,000	2,031,954
1.375%, 1/15/2013 (c)	5,000,000	5,098,830
1.5%, 12/31/2013	1,000,000	1,024,922
1.75%, 11/15/2011	1,000,000	1,016,016
1.75%, 4/15/2013 (c)	10,000,000	10,302,300
1.75%, 3/31/2014	3,000,000	3,097,500
1.875%, 6/15/2012 (c)	6,750,000	6,923,232
1.875%, 2/28/2014	4,000,000	4,146,564
1.875%, 6/30/2015 (c)	5,000,000	5,152,345
1.875%, 8/31/2017	6,000,000	5,994,846
2.0%, 11/30/2013 (c)	1,100,000	1,145,032
2.125%, 11/30/2014	2,000,000	2,090,312
2.25%, 5/31/2014	2,500,000	2,626,953
2.25%, 1/31/2015	2,000,000	2,098,750
2.375%, 8/31/2014	3,000,000	3,165,234
2.375%, 9/30/2014 (c)	1,200,000	1,266,563
2.5%, 4/30/2015 (c)	5,000,000	5,300,780
2.625%, 7/31/2014	2,250,000	2,395,195
2.625%, 12/31/2014 (c)	5,000,000	5,326,170
2.625%, 2/29/2016	1,750,000	1,859,785
2.625%, 8/15/2020	1,000,000	1,009,375
2.75%, 2/28/2013	500,000	527,227
2.75%, 2/15/2019	3,000,000	3,112,266
3.0%, 8/31/2016	2,000,000	2,157,500
3.125%, 9/30/2013	2,500,000	2,683,595
3.125%, 1/31/2017 (c)	5,000,000	5,417,970
3.25%, 3/31/2017 (c)	3,500,000	3,817,187
3.375%, 11/15/2019	3,500,000	3,770,431
3.5%, 2/15/2018 (c)	2,500,000	2,760,937
3.625%, 12/31/2012	500,000	535,430
3.625%, 8/15/2019	2,500,000	2,749,220
3.625%, 2/15/2020 (c)	8,000,000	8,774,376
3.75%, 11/15/2018	475,000	530,664
4.0%, 8/15/2018	600,000	682,313
4.25%, 1/15/2011	2,700,000	2,731,536
4.25%, 9/30/2012	400,000	430,531
4.25%, 11/15/2013	2,950,000	3,278,187
4.5%, 4/30/2012	250,000	266,445
4.5%, 11/15/2015	1,480,000	1,717,494
4.5%, 2/15/2016	660,000	765,806
4.5%, 5/15/2017	1,140,000	1,332,464
4.625%, 2/29/2012	500,000	530,274
4.625%, 2/15/2017	1,250,000	1,469,336
4.875%, 6/30/2012	1,500,000	1,618,242
4.875%, 8/15/2016	2,425,000	2,878,739

		178,690,138

Total Government & Agency Obligations (Cost $219,855,211)		231,775,661
Municipal Bonds and Notes 0.2%
California, State Build America Bonds:
7.3%, 10/1/2039	350,000	372,498
7.55%, 4/1/2039	90,000	98,572
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040 (d)	50,000	54,738
Connecticut, State General Obligation, Series A, 5.85%, 3/15/2032	100,000	113,822
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	100,000	107,804
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033 (d)	275,000	232,595
New York, Metropolitan Transportation Authority Revenue, Build America Bonds, 5.871%, 11/15/2039	150,000	151,815
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds, 5.724%, 6/15/2042	100,000	108,748
Ohio, State University General Reciepts, Build America Bonds, 4.91%, 6/1/2040 (a)	50,000	51,279
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	25,000	29,187

Total Municipal Bonds and Notes (Cost $1,279,375)		1,321,058
Preferred Securities 0.1%
Financials
Capital One Capital V, 10.25%, 8/15/2039	100,000	108,250
Goldman Sachs Capital II, 5.793%, 6/1/2012 (e)	50,000	42,438
MUFG Capital Finance 1 Ltd., 6.346%, 7/25/2016 (e)	100,000	100,227
SunTrust Capital VIII, 6.1%, 12/15/2036	350,000	325,500
XL Group PLC, Series E, 6.5%, 4/15/2017 (e)	50,000	41,250

Total Preferred Securities (Cost $595,658)		617,665

	Shares	Value ($)
Securities Lending Collateral 14.2%
Daily Assets Fund Institutional, 0.29% (f) (g) (Cost $74,849,405)	74,849,405	74,849,405
Cash Equivalents 14.8%
Central Cash Management Fund, 0.21% (f) (Cost $78,144,267)	78,144,267	78,144,267

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $644,537,976) †	127.0	670,417,703
Other Assets and Liabilities, Net	(27.0)	(142,733,060)

Net Assets	100.0	527,684,643

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of September 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $644,550,215. At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $25,867,488. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,036,315 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $168,827.

(a)	When-issued or delayed delivery security included.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $72,847,876 which is 13.8% of net assets.
(d)	Taxable issue.
(e)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$97,449,744	$—	$97,449,744
Mortgage-Backed Securities Pass-Throughs	—	169,955,395	—	169,955,395
Asset-Backed	—	1,363,123	—	1,363,123
Commercial Mortgage-Backed Securities	—	14,941,385	—	14,941,385
Government & Agency Obligations	—	231,775,661	—	231,775,661
Municipal Bonds and Notes	—	1,321,058	—	1,321,058
Preferred Securities	—	617,665	—	617,665
Short-Term Investments(h)	152,993,672	—	—	152,993,672
Total	$152,993,672	$517,424,031	$—	$670,417,703

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(h)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 23, 2010